CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 61,571	$ 50,818
Available for sale securities	48,416	73,656
Trade accounts receivable	2,693	3,253
Due from related parties	62,667	152,491
Other receivables	11,517	10,488
Inventories	6,120	6,927
Prepaid expenses and accrued income	4,525	5,075
Investment in direct financing leases, current portion	38,165	37,517
Total current assets	235,674	340,225
Vessels and equipment, net	1,314,039	1,377,133
Newbuildings and vessel purchase deposits	43,425	87,567
Investment in direct financing leases, long-term portion	541,373	709,014
Investment in associated companies	220,196	53,457
Loans to related parties - associated companies, long-term	300,773	346,031
Long-term receivables from related parties	78,817	79,294
Other long-term assets	10,914	8,581
Deferred charges	33,847	36,958
Financial instruments (long-term): at fair value	3,947	3,294
Total assets	2,783,005	3,041,554
Current liabilities
Short-term debt and current portion of long-term debt	202,896	182,415
Trade accounts payable	1,611	2,432
Due to related parties	484	1,109
Accrued expenses	13,662	18,190
Financial instruments (short-term): at fair value	0	517
Other current liabilities	5,313	9,092
Total current liabilities	223,966	213,755
Long-term liabilities
Long-term debt	1,258,816	1,550,044
Financial instruments (long-term): at fair value	87,283	106,679
Other long-term liabilities	13,510	17,584
Total liabilities	$ 1,583,575	$ 1,888,062
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 93,468,000 and 93,404,000 shares issued and outstanding at June 30, 2015 and December 31, 2014, respectively)	$ 93,468	$ 93,404
Additional paid-in capital	285,859	285,248
Contributed surplus	588,133	586,089
Accumulated other comprehensive loss	(26,150)	(48,240)
Accumulated other comprehensive loss – associated companies	(2,793)	(2,284)
Retained earnings	260,913	239,275
Total stockholders' equity	1,199,430	1,153,492
Total liabilities and stockholders' equity	$ 2,783,005	$ 3,041,554